Quarterly Holdings Report
for
Fidelity Advisor® Capital & Income Fund
January 31, 2025
HY-NPRT1-0425
1.813043.120
Alternative Funds - 2.2%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(q) (Cost $55,565,773)	5,589,000	54,716,308

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (c)(d)(e)	349,000	354,335
Sound Point CLO 40 Ltd Series 2024-40A Class E, CME Term SOFR 3 month Index + 6.7%, 11.2893% 10/20/2037 (c)(d)(e)	250,000	249,808
TOTAL BAILIWICK OF JERSEY		604,143
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.3816% 7/20/2034 (c)(d)(e)	133,000	133,753
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (c)(d)(e)	207,000	211,029
Benefit Street Partners Clo Xxxix Ltd Series 2025-39A Class D2, CME Term SOFR 3 month Index + 3.65%, 0% 4/15/2038 (c)(d)(e)(f)	276,000	276,000
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.0432% 10/20/2037 (c)(d)(e)	162,000	167,110
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (c)(d)(e)	194,000	199,178
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 0% 1/17/2038 (c)(d)(e)	168,000	168,066
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.302% 7/15/2037 (c)(d)(e)	165,000	169,002
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.6606% 10/20/2037 (c)(d)(e)	192,000	196,403
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8432% 7/20/2037 (c)(d)(e)	230,000	238,432
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (c)(d)(e)	363,000	377,721
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (c)(d)(e)	428,000	431,604
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 3.8% 4/20/2038 (c)(d)(e)	113,000	113,000
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (c)(d)(e)	344,000	352,181
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		3,033,479
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (c)(d)(e)	926,000	960,567
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (c)	150,000	153,991
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (c)(d)(e)	150,000	152,587
TOTAL UNITED STATES		1,267,145
TOTAL ASSET-BACKED SECURITIES (Cost $4,800,662)		4,904,767

Bank Loan Obligations - 9.4%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (d)(e)(g)	980,100	983,167
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2882% 6/27/2031 (d)(e)(g)	2,476,475	2,336,406
TOTAL CANADA		3,319,573
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.7229% 2/9/2026 (d)(e)(g)	182,875	161,059
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (d)(e)(g)	2,972,271	2,976,611
SWITZERLAND - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0139% 11/15/2030 (d)(e)(g)	1,994,925	1,934,519
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6074% 2/7/2028 (d)(e)(g)	6,964,715	7,045,227
UNITED STATES - 8.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6804% 7/31/2025 (d)(e)(g)	976,559	679,929
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5876% 12/24/2025 (d)(e)(g)(h)	134,254	131,569
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0904% 7/31/2025 (d)(e)(g)	25,440	24,677
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.4116% 12/30/2027 (d)(e)(g)	677,669	659,460
		1,495,635
Media - 0.0%
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 6/24/2029 (d)(e)(g)	112,125	113,106
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6761% 1/31/2029 (d)(e)(g)	977,363	971,254
		1,084,360
TOTAL COMMUNICATION SERVICES		2,579,995

Consumer Discretionary - 2.2%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8116% 5/6/2030 (d)(e)(g)	428,925	428,174
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5521% 1/23/2032 (d)(e)(g)	645,000	648,760
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (d)(e)(g)	499,834	502,748
		1,151,508
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7058% 3/4/2028 (d)(e)(g)	2,610,417	2,177,688
TKC Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3021% 5/15/2028 (d)(e)(g)	2,672,366	2,679,047
		4,856,735
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 10/18/2028 (d)(e)(g)	9,064,848	9,076,180
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.107% 8/9/2027 (d)(e)(g)	2,061,265	2,068,356
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8116% 1/27/2029 (d)(e)(g)	7,278,685	7,312,967
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (d)(e)(g)	1,615,760	1,556,784
		20,014,287
Specialty Retail - 1.1%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (d)(e)(g)	837,900	844,394
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (d)(e)(g)	520,000	519,927
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1521% 6/6/2031 (d)(e)(g)	24,285,805	23,961,104
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.607% 1/30/2031 (d)(e)(g)	361,361	361,263
		25,686,688
TOTAL CONSUMER DISCRETIONARY		52,137,392

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.4288% 1/24/2029 (d)(e)(g)	321,750	233,912
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 2/12/2031 (d)(e)(g)	353,227	354,001
TOTAL CONSUMER STAPLES		587,913

Energy - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche PIK, term loan 0% (d)(g)(h)(i)(j)	609,553	0
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 12/30/2027 (d)(e)(g)(i)	490,000	491,225
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (d)(e)(g)	325,000	327,613
Mesquite Energy Inc 1LN, term loan 0% (d)(g)(h)(i)(j)	721,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(g)(h)(i)(j)	1,670,606	0
		818,838
TOTAL ENERGY		818,838

Financials - 1.0%
Capital Markets - 0.2%
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3288% 10/24/2031 (d)(e)(g)	1,197,069	1,203,329
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/17/2031 (d)(e)(g)	3,896,506	3,898,960
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 9/10/2031 (d)(e)(g)	418,494	418,758
PEX Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 11/19/2031 (d)(e)(g)	300,000	300,750
		5,821,797
Insurance - 0.8%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5992% 2/16/2027 (d)(e)(g)	2,695,073	2,701,380
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8492% 11/6/2030 (d)(e)(g)	1,989,127	1,990,678
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0521% 9/19/2031 (d)(e)(g)	6,479,913	6,498,576
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.3674% 6/20/2030 (d)(e)(g)	5,508,384	5,527,113
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0788% 5/6/2032 (d)(e)(g)	2,273,684	2,302,105
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0788% 5/6/2031 (d)(e)(g)	381,532	382,009
		19,401,861
TOTAL FINANCIALS		25,223,658

Health Care - 0.7%
Health Care Equipment & Supplies - 0.2%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 10/21/2028 (d)(e)(g)	5,576,657	5,600,692
Health Care Providers & Services - 0.0%
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 11/15/2028 (d)(e)(g)	920,833	924,498
Health Care Technology - 0.5%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 2/15/2029 (d)(e)(g)	4,229,599	4,230,910
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.087% 4/30/2031 (d)(e)(g)	6,883,074	6,926,094
		11,157,004
TOTAL HEALTH CARE		17,682,194

Industrials - 0.7%
Aerospace & Defense - 0.1%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8288% 1/20/2032 (d)(e)(g)	1,830,413	1,838,594
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 3/28/2031 (d)(e)(g)	129,350	130,240
Commercial Services & Supplies - 0.6%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5603% 12/21/2028 (d)(e)(g)	2,736,742	2,748,483
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (d)(e)(g)	1,042,125	1,033,402
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (d)(e)(g)	5,088,565	5,010,355
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5603% 4/14/2029 (d)(e)(g)	570,351	578,479
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (d)(e)(g)	395,650	396,243
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (d)(e)(g)	2,446,425	2,054,312
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5521% 11/30/2028 (d)(e)(g)	308,399	309,059
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5521% 11/30/2028 (d)(e)(g)	23,693	23,744
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4251% 12/10/2026 (d)(e)(g)	690,927	693,518
		12,847,595
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4116% 3/25/2031 (d)(e)(g)	1,027,238	1,031,860
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (d)(e)(g)	156,839	159,584
Spirit Airlines Inc Tranche DIP 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3021% 11/30/2025 (d)(e)(g)	457,213	457,784
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (d)(e)(g)	378,970	379,713
		997,081
Professional Services - 0.0%
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5616% 9/29/2031 (d)(e)(g)	1,055,000	1,050,253
TOTAL INDUSTRIALS		17,895,623

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 0.1%
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1761% 3/31/2028 (d)(e)(g)	250,910	253,263
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 8/18/2031 (d)(e)(g)	528,675	530,991
		784,254
IT Services - 0.0%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 2/16/2028 (d)(e)(g)	88,070	88,645
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4288% 6/30/2028 (d)(e)(g)	617,127	475,959
		564,604
Software - 3.0%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 2/23/2032 (d)(e)(g)	35,000	35,726
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3288% 2/24/2031 (d)(e)(g)	1,955,175	1,973,163
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1616% 12/10/2029 (d)(e)(g)	1,020,331	1,015,740
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2028 (d)(e)(g)	2,857,742	2,852,826
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0904% 9/30/2028 (d)(e)(g)	2,909,093	2,929,457
First Advantage Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 10/31/2031 (d)(e)(g)	390,404	393,699
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.337% 3/1/2029 (d)(e)(g)	10,033,451	10,056,026
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.607% 5/3/2028 (d)(e)(g)	2,848,938	2,812,443
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (d)(e)(g)	5,007,450	4,716,417
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 6/2/2028 (d)(e)(g)	880,425	881,059
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (d)(e)(g)(i)	270,000	272,446
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5788% 10/28/2030 (d)(e)(g)	1,960,212	1,977,972
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3116% 8/31/2028 (d)(e)(g)	17,663,680	17,760,301
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5904% 4/22/2028 (d)(e)(g)	749,813	748,800
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (d)(e)(g)	15,173,471	15,257,683
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0487% 4/14/2031 (d)(e)(g)	7,704,439	7,738,184
		71,421,942
TOTAL INFORMATION TECHNOLOGY		72,770,800

Materials - 1.0%
Chemicals - 0.5%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.6687% 10/4/2029 (d)(e)(g)	8,965,194	8,978,284
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (d)(e)(g)	469,002	469,522
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5788% 9/22/2028 (d)(e)(g)	2,328,346	2,345,808
		11,793,614
Containers & Packaging - 0.5%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4866% 4/13/2029 (d)(e)(g)	12,733,024	12,762,438
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5616% 8/19/2030 (d)(e)(g)	261,701	262,617
TOTAL MATERIALS		24,818,669

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3.5%, 8.219% 11/14/2025 (d)(e)(g)	315,141	313,565
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.0235% 5/17/2030 (d)(e)(g)	95,887	96,147
		409,712
TOTAL UNITED STATES		214,924,794
TOTAL BANK LOAN OBLIGATIONS (Cost $232,223,088)		230,361,783

Common Stocks - 19.7%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Corp	165,700	3,965,353
CHINA - 0.4%
Consumer Discretionary - 0.3%
Automobiles - 0.3%
BYD Co Ltd H Shares	242,500	8,521,539
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	7,900	1,647,545
TOTAL CHINA		10,169,084
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
LVMH Moet Hennessy Louis Vuitton SE	1,900	1,389,669
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (k)	35,600	172,660
Studio City International Holdings Ltd ADR (c)(k)	32,338	156,839

TOTAL HONG KONG		329,499
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	3,400	2,513,654
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	41,200	8,623,984
UNITED STATES - 18.5%
Communication Services - 2.0%
Interactive Media & Services - 1.8%
Alphabet Inc Class A	39,600	8,079,192
Meta Platforms Inc Class A	41,700	28,738,806
Pinterest Inc Class A (k)	176,000	5,800,960
		42,618,958
Media - 0.2%
EchoStar Corp (b)	84,623	2,340,672
EchoStar Corp Class A (k)(l)	126,700	3,504,522
		5,845,194
Consumer Discretionary - 2.1%
Automobile Components - 0.0%
UC Holdings Inc (h)(k)	29,835	0
Broadline Retail - 0.4%
Amazon.com Inc (k)	43,500	10,339,080
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (k)	35,700	4,682,769
Booking Holdings Inc	800	3,790,048
Boyd Gaming Corp	74,300	5,695,096
Domino's Pizza Inc	4,900	2,200,688
New Cotai LLC / New Cotai Capital Corp (b)(k)	1,458,195	787,425
Viking Holdings Ltd	6,000	303,780
		17,459,806
Household Durables - 0.3%
TopBuild Corp (k)	21,700	7,436,156
Specialty Retail - 0.4%
Dick's Sporting Goods Inc	21,300	5,113,065
Williams-Sonoma Inc	22,600	4,776,962
		9,890,027
Textiles, Apparel & Luxury Goods - 0.2%
Arena Brands Holding Corp (b)(h)(k)	42,253	754,216
Crocs Inc (k)	49,600	5,062,672
		5,816,888
TOTAL CONSUMER DISCRETIONARY		50,941,957

Consumer Staples - 0.3%
Beverages - 0.0%
Celsius Holdings Inc (k)(l)	39,200	979,216
Consumer Staples Distribution & Retail - 0.2%
Northeast Grocery Inc (b)(h)(k)	339,746	1,664,755
Southeastern Grocers Inc rights (h)(k)	250,623	61,435
US Foods Holding Corp (k)	52,700	3,738,012
		5,464,202
Personal Care Products - 0.1%
elf Beauty Inc (k)(l)	18,300	1,828,353
TOTAL CONSUMER STAPLES		8,271,771

Energy - 0.6%
Energy Equipment & Services - 0.1%
Forbes Energy Services Ltd (h)(k)	65,062	1
Noble Corp PLC	1,410	45,190
Superior Energy Services Inc Class A (h)	17,671	1,195,090
Tidewater Inc warrants 11/14/2042 (k)	12,651	766,986
		2,007,267
Oil, Gas & Consumable Fuels - 0.5%
California Resources Corp	2,670	131,364
Energy Transfer LP	223,800	4,583,424
EP Energy Corp (h)(k)	147,125	194,205
Expand Energy Corp	490	49,784
Expand Energy Corp warrants 2/9/2026 (k)	926	78,108
Mesquite Energy Inc (h)(k)	90,382	7,856,915
		12,893,800
TOTAL ENERGY		14,901,067

Financials - 3.4%
Capital Markets - 0.7%
Ares Management Corp Class A	25,400	5,034,788
Blue Owl Capital Inc Class A	199,700	5,194,197
Coinbase Global Inc Class A (k)	15,900	4,632,147
Moody's Corp	5,600	2,796,864
		17,657,996
Consumer Finance - 0.2%
OneMain Holdings Inc	97,000	5,387,380
Financial Services - 2.1%
Apollo Global Management Inc	108,200	18,500,036
Block Inc Class A (k)	64,100	5,821,562
Carnelian Point Holdings LP warrants (h)(k)	118	345
Fiserv Inc (k)	27,500	5,941,100
Mastercard Inc Class A	16,000	8,886,880
Mr Cooper Group Inc (k)	1,504	156,130
Visa Inc Class A	30,800	10,527,440
		49,833,493
Insurance - 0.4%
Arthur J Gallagher & Co	34,500	10,412,790
TOTAL FINANCIALS		83,291,659

Health Care - 0.2%
Health Care Providers & Services - 0.2%
Cano Health LLC warrants (h)(k)	1,505	5,989
DaVita Inc (k)	15,600	2,748,720
Tenet Healthcare Corp (k)	15,300	2,155,617
		4,910,326
Industrials - 3.4%
Aerospace & Defense - 0.1%
TransDigm Group Inc	2,100	2,842,014
Building Products - 0.7%
Builders FirstSource Inc (k)	14,100	2,358,648
Carlisle Cos Inc	16,200	6,309,252
Fortune Brands Innovations Inc	52,700	3,777,009
Trane Technologies PLC	12,300	4,461,825
		16,906,734
Construction & Engineering - 0.9%
Comfort Systems USA Inc	25,900	11,311,825
EMCOR Group Inc	16,200	7,258,572
WillScot Holdings Corp (k)	97,300	3,605,938
		22,176,335
Electrical Equipment - 1.1%
Eaton Corp PLC	27,200	8,879,168
NEXTracker Inc Class A (k)	149,800	7,552,916
nVent Electric PLC	51,800	3,371,662
Vertiv Holdings Co Class A	67,400	7,887,148
		27,690,894
Machinery - 0.5%
Allison Transmission Holdings Inc	27,300	3,208,842
Deere & Co	2,400	1,143,744
Parker-Hannifin Corp	10,300	7,282,615
		11,635,201
Trading Companies & Distributors - 0.1%
Core & Main Inc Class A (k)	59,500	3,358,180
TOTAL INDUSTRIALS		84,609,358

Information Technology - 4.4%
Communications Equipment - 0.3%
Arista Networks Inc	62,400	7,190,352
IT Services - 0.0%
GTT Communications Inc (h)(k)	11,856	556,284
Semiconductors & Semiconductor Equipment - 2.4%
KLA Corp	7,600	5,610,624
Lam Research Corp	98,000	7,942,900
Marvell Technology Inc	45,200	5,101,272
Micron Technology Inc	29,400	2,682,456
MKS Instruments Inc	27,200	3,081,216
NVIDIA Corp	230,000	27,616,100
ON Semiconductor Corp (k)	113,260	5,928,028
		57,962,596
Software - 1.6%
Adobe Inc (k)	13,400	5,861,830
Autodesk Inc (k)	12,700	3,954,018
Microsoft Corp	31,000	12,866,860
Monday.com Ltd (k)	25,700	6,565,322
Oracle Corp	26,600	4,523,596
Salesforce Inc	18,200	6,218,940
		39,990,566
Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies Inc Class C	25,300	2,621,080
TOTAL INFORMATION TECHNOLOGY		108,320,878

Materials - 0.6%
Chemicals - 0.1%
Chemours Co/The	138,100	2,622,519
Construction Materials - 0.4%
Eagle Materials Inc	23,600	6,059,064
Martin Marietta Materials Inc	4,100	2,230,892
		8,289,956
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	120,900	3,316,287
Metals & Mining - 0.0%
Warrior Met Coal Inc	692	36,517
TOTAL MATERIALS		14,265,279

Utilities - 1.5%
Electric Utilities - 0.7%
Constellation Energy Corp	43,200	12,959,136
PG&E Corp	341,179	5,339,451
		18,298,587
Independent Power and Renewable Electricity Producers - 0.8%
PureWest Energy LLC (h)(k)	3,289	739
Vistra Corp	110,700	18,600,922
		18,601,661
TOTAL UTILITIES		36,900,248

TOTAL UNITED STATES		454,876,695
TOTAL COMMON STOCKS (Cost $327,781,670)		481,867,938

Convertible Corporate Bonds - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Communication Services - 0.3%
Media - 0.3%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	5,871,857	6,829,474
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Rivian Automotive Inc 3.625% 10/15/2030	5,000,000	4,452,685
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/2027	1,929,663	2,613,921
TOTAL CONSUMER DISCRETIONARY		7,066,606

Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (c)	1,440,000	1,679,043
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Wolfspeed Inc 1.875% 12/1/2029	19,874,000	7,651,490
TOTAL UNITED STATES		23,226,613
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $25,710,026)		23,226,613

Non-Convertible Corporate Bonds - 48.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (c)	1,145,000	1,044,737
Mineral Resources Ltd 8% 11/1/2027 (c)	3,895,000	3,991,351
Mineral Resources Ltd 8.5% 5/1/2030 (c)	660,000	682,823
Mineral Resources Ltd 9.25% 10/1/2028 (c)	1,745,000	1,845,591

TOTAL AUSTRALIA		7,564,502
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (c)	1,320,000	1,283,700
CANADA - 1.5%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (c)	1,630,000	1,555,608
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (c)	5,185,000	4,695,244
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (c)	5,490,000	5,279,990
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	2,005,000	2,075,243
		13,606,085
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (c)	1,080,000	987,985
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)	2,140,000	2,037,430
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Parkland Corp 4.5% 10/1/2029 (c)	1,145,000	1,073,398
Parkland Corp 4.625% 5/1/2030 (c)	1,735,000	1,614,888
Parkland Corp 6.625% 8/15/2032 (c)	1,085,000	1,087,537
Teine Energy Ltd 6.875% 4/15/2029 (c)	1,145,000	1,109,424
		4,885,247
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (c)	685,000	741,643
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc 6% 2/15/2028 (c)	830,000	828,311
Bombardier Inc 7.125% 6/15/2026 (c)	415,000	417,029
Bombardier Inc 7.25% 7/1/2031 (c)	1,030,000	1,063,556
Bombardier Inc 7.875% 4/15/2027 (c)	1,358,000	1,362,828
Bombardier Inc 8.75% 11/15/2030 (c)	1,475,000	1,588,204
		5,259,928
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (c)	1,015,000	948,380
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (c)	1,240,000	1,208,668
TOTAL INDUSTRIALS		7,416,976

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (c)	1,685,000	1,742,509
Open Text Holdings Inc 4.125% 12/1/2031 (c)	780,000	699,102
Open Text Holdings Inc 4.125% 2/15/2030 (c)	790,000	724,395
		3,166,006
Materials - 0.2%
Chemicals - 0.1%
NOVA Chemicals Corp 8.5% 11/15/2028 (c)	1,325,000	1,407,268
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.125% 1/15/2026 (c)	790,000	783,159
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (c)	790,000	773,486
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (c)	570,000	566,135
		2,122,780
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (c)	905,000	895,030
TOTAL MATERIALS		4,425,078

TOTAL CANADA		37,266,450
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gran Tierra Energy Inc 9.5% 10/15/2029 (c)	1,250,000	1,178,125
FRANCE - 1.3%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Altice France SA 5.125% 1/15/2029 (c)	510,000	406,829
Altice France SA 5.125% 7/15/2029 (c)	15,635,000	12,441,537
Altice France SA 5.5% 1/15/2028 (c)	3,090,000	2,500,024
Altice France SA 5.5% 10/15/2029 (c)	15,395,000	12,246,839
		27,595,229
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (c)	2,115,000	2,205,061
Viridien 8.75% 4/1/2027 (c)	1,530,000	1,546,461
		3,751,522
TOTAL FRANCE		31,346,751
GERMANY - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Mercer International Inc 5.125% 2/1/2029	1,920,000	1,703,150
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 4.5% 4/27/2031 (c)	235,000	207,364
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (c)	1,240,000	1,141,473
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
CA Magnum Holdings 5.375% 10/31/2026 (c)	690,000	675,510
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	865,000	851,286
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	865,000	846,079
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	960,000	1,038,389

TOTAL ISRAEL		2,735,754
LUXEMBOURG - 0.3%
Communication Services - 0.2%
Media - 0.2%
Altice Financing SA 5% 1/15/2028 (c)	1,580,000	1,277,919
Altice Financing SA 5.75% 8/15/2029 (c)	4,975,000	3,890,341
		5,168,260
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)	1,605,000	1,513,082
ION Trading Technologies Sarl 9.5% 5/30/2029 (c)	1,580,000	1,651,168
		3,164,250
TOTAL LUXEMBOURG		8,332,510
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (c)	725,000	660,656
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (c)	1,367,073	1,361,810
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (c)	466,214	465,048

TOTAL MEXICO		1,826,858
NETHERLANDS - 0.3%
Communication Services - 0.3%
Media - 0.3%
VZ Secured Financing BV 5% 1/15/2032 (c)	3,855,000	3,444,404
Ziggo BV 4.875% 1/15/2030 (c)	3,795,000	3,554,970

TOTAL NETHERLANDS		6,999,374
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	1,925,000	1,964,337
PANAMA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 6.875% 9/15/2027 (c)	3,692,000	3,692,258
SPAIN - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (c)	850,000	786,344
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (c)	1,045,000	989,906
TOTAL SPAIN		1,776,250
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA 12% 2/15/2031 (c)	3,610,000	3,715,273
TURKEY - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (c)	1,895,000	1,867,428
UNITED KINGDOM - 1.4%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (c)	2,875,000	2,526,839
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)	710,000	731,630
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)	1,085,000	1,124,600
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)	1,475,000	1,554,605
		3,410,835
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (c)	1,130,000	1,130,000
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
eG Global Finance PLC 12% 11/30/2028 (c)	22,425,000	25,149,951
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (c)	910,000	841,961
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce PLC 5.75% 10/15/2027 (c)	1,440,000	1,461,426
TOTAL UNITED KINGDOM		34,521,012
UNITED STATES - 42.1%
Communication Services - 2.9%
Diversified Telecommunication Services - 0.2%
Frontier Communications Holdings LLC 5% 5/1/2028 (c)	2,830,000	2,801,045
Frontier Communications Holdings LLC 5.875% 10/15/2027 (c)	1,375,000	1,375,395
		4,176,440
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (c)	3,295,000	3,020,536
Media - 2.6%
DISH Network Corp 11.75% 11/15/2027 (c)	9,810,000	10,358,330
EchoStar Corp 10.75% 11/30/2029	24,694,983	26,630,460
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	7,180,852	6,628,659
Scripps Escrow II Inc 3.875% 1/15/2029 (c)	360,000	262,544
Sirius XM Radio LLC 3.875% 9/1/2031 (c)	1,655,000	1,425,685
Sirius XM Radio LLC 4% 7/15/2028 (c)	1,695,000	1,585,004
Sirius XM Radio LLC 5% 8/1/2027 (c)	1,575,000	1,546,589
Univision Communications Inc 4.5% 5/1/2029 (c)	5,610,000	5,108,679
Univision Communications Inc 7.375% 6/30/2030 (c)	6,430,000	6,344,315
Univision Communications Inc 8.5% 7/31/2031 (c)	3,735,000	3,751,464
		63,641,729
TOTAL COMMUNICATION SERVICES		70,838,705

Consumer Discretionary - 5.3%
Automobile Components - 0.3%
Adient Global Holdings Ltd 7% 4/15/2028 (c)	960,000	972,694
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (c)	1,920,000	1,955,949
Dana Inc 4.25% 9/1/2030	1,185,000	1,124,143
Dana Inc 4.5% 2/15/2032	1,305,000	1,229,109
Hertz Corp/The 12.625% 7/15/2029 (c)	515,000	555,127
Hertz Corp/The 5.5% (c)(h)(j)	1,505,000	90,300
Hertz Corp/The 6% (c)(h)(j)	1,385,000	270,075
Hertz Corp/The 6.25% (h)(j)	1,605,000	116,363
Hertz Corp/The 7.125% (c)(h)(j)	1,430,000	286,000
Nesco Holdings II Inc 5.5% 4/15/2029 (c)	1,850,000	1,748,554
		8,348,314
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (c)	750,000	675,203
Wayfair LLC 7.25% 10/31/2029 (c)	2,330,000	2,377,532
		3,052,735
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (c)	955,000	1,010,139
Diversified Consumer Services - 0.6%
Adtalem Global Education Inc 5.5% 3/1/2028 (c)	1,335,000	1,313,828
Service Corp International/US 4% 5/15/2031	1,610,000	1,454,550
TKC Holdings Inc 6.875% 5/15/2028 (c)	10,855,000	10,812,344
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)	1,285,000	1,284,298
		14,865,020
Hotels, Restaurants & Leisure - 2.7%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (c)	715,000	652,737
Boyd Gaming Corp 4.75% 6/15/2031 (c)	4,225,000	3,941,787
Boyne USA Inc 4.75% 5/15/2029 (c)	840,000	798,496
Carnival Corp 4% 8/1/2028 (c)	9,210,000	8,790,208
Carnival Corp 7% 8/15/2029 (c)	990,000	1,037,742
Carnival Corp 7.625% 3/1/2026 (c)	2,775,000	2,779,801
Carnival Holdings Bermuda Ltd 10.375% 5/1/2028 (c)	2,825,000	3,006,515
Churchill Downs Inc 5.75% 4/1/2030 (c)	2,330,000	2,301,699
Churchill Downs Inc 6.75% 5/1/2031 (c)	1,925,000	1,957,685
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)	4,710,000	4,436,554
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)	4,950,000	4,662,765
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (c)	725,000	676,816
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)	1,085,000	989,051
Hilton Domestic Operating Co Inc 4.875% 1/15/2030	1,180,000	1,142,791
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (c)	1,445,000	1,455,036
Hilton Domestic Operating Co Inc 6.125% 4/1/2032 (c)	2,020,000	2,038,402
Jacobs Entertainment Inc 6.75% 2/15/2029 (c)	1,250,000	1,228,099
Light & Wonder International Inc 7.5% 9/1/2031 (c)	970,000	1,010,536
MGM Resorts International 4.75% 10/15/2028	1,470,000	1,426,402
NCL Corp Ltd 5.875% 2/15/2027 (c)	1,770,000	1,778,121
Neogen Food Safety Corp 8.625% 7/20/2030 (c)	775,000	828,299
Papa John's International Inc 3.875% 9/15/2029 (c)	765,000	694,694
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (c)	2,410,000	1,792,438
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (c)	370,000	251,115
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (c)	1,295,000	1,295,354
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (c)	2,030,000	2,065,460
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (c)	1,665,000	1,609,077
Station Casinos LLC 4.625% 12/1/2031 (c)	1,300,000	1,180,118
Viking Ocean Cruises Ship VII Ltd 5.625% 2/15/2029 (c)	625,000	618,710
VOC Escrow Ltd 5% 2/15/2028 (c)	5,510,000	5,382,801
Yum! Brands Inc 4.625% 1/31/2032	1,530,000	1,424,550
		63,253,859
Household Durables - 0.4%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (c)	1,240,000	1,141,996
Century Communities Inc 3.875% 8/15/2029 (c)	1,245,000	1,133,910
LGI Homes Inc 8.75% 12/15/2028 (c)	975,000	1,033,190
Tempur Sealy International Inc 3.875% 10/15/2031 (c)	2,230,000	1,958,476
Tempur Sealy International Inc 4% 4/15/2029 (c)	2,545,000	2,368,484
TopBuild Corp 3.625% 3/15/2029 (c)	755,000	697,948
Tri Pointe Homes Inc 5.7% 6/15/2028	1,965,000	1,961,478
		10,295,482
Specialty Retail - 1.1%
Asbury Automotive Group Inc 4.5% 3/1/2028	492,000	477,343
Asbury Automotive Group Inc 4.625% 11/15/2029 (c)	6,520,000	6,195,920
Asbury Automotive Group Inc 4.75% 3/1/2030	489,000	464,286
Asbury Automotive Group Inc 5% 2/15/2032 (c)	1,535,000	1,436,232
Bath & Body Works Inc 6.625% 10/1/2030 (c)	4,585,000	4,668,202
Bath & Body Works Inc 6.75% 7/1/2036	1,340,000	1,368,340
Bath & Body Works Inc 7.5% 6/15/2029	1,135,000	1,171,192
LBM Acquisition LLC 6.25% 1/15/2029 (c)	2,880,000	2,662,234
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)	1,160,000	1,217,930
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (c)	2,260,000	2,166,014
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (c)	2,540,000	2,531,803
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)	1,995,000	2,065,104
		26,424,600
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (c)	825,000	724,807
Crocs Inc 4.25% 3/15/2029 (c)	1,110,000	1,032,342
Kontoor Brands Inc 4.125% 11/15/2029 (c)	760,000	706,440
		2,463,589
TOTAL CONSUMER DISCRETIONARY		129,713,738

Consumer Staples - 2.4%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (c)	810,000	804,107
Consumer Staples Distribution & Retail - 1.4%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (c)	4,630,000	4,259,316
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (c)	4,225,000	4,149,795
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)	6,100,000	5,862,344
C&S Group Enterprises LLC 5% 12/15/2028 (c)	1,110,000	951,884
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	12,270,000	12,753,082
Performance Food Group Inc 4.25% 8/1/2029 (c)	1,160,000	1,090,612
Performance Food Group Inc 5.5% 10/15/2027 (c)	1,353,000	1,345,703
US Foods Inc 4.625% 6/1/2030 (c)	1,070,000	1,012,464
US Foods Inc 7.25% 1/15/2032 (c)	985,000	1,022,296
		32,447,496
Food Products - 0.8%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (c)	855,000	830,612
Darling Ingredients Inc 5.25% 4/15/2027 (c)	2,655,000	2,638,418
Darling Ingredients Inc 6% 6/15/2030 (c)	2,040,000	2,030,117
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)	1,895,000	1,958,966
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)	1,315,000	1,370,106
Lamb Weston Holdings Inc 4.125% 1/31/2030 (c)	1,720,000	1,593,391
Lamb Weston Holdings Inc 4.375% 1/31/2032 (c)	860,000	782,455
Post Holdings Inc 4.5% 9/15/2031 (c)	6,170,000	5,578,946
Post Holdings Inc 4.625% 4/15/2030 (c)	2,050,000	1,906,901
Post Holdings Inc 5.5% 12/15/2029 (c)	865,000	846,822
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (c)	1,070,000	997,204
		20,533,938
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (c)	257,000	219,997
Personal Care Products - 0.2%
BellRing Brands Inc 7% 3/15/2030 (c)	2,425,000	2,513,641
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 4.75% 1/15/2029 (c)	1,240,000	1,194,880
		3,708,521
TOTAL CONSUMER STAPLES		57,714,059

Energy - 6.5%
Energy Equipment & Services - 1.0%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (c)	985,000	1,026,676
KLX Energy Services Holdings Inc 11.5% 11/1/2025 (c)	2,300,000	2,290,986
Nabors Industries Inc 9.125% 1/31/2030 (c)	1,950,000	2,024,100
Nabors Industries Ltd 7.5% 1/15/2028 (c)	1,360,000	1,314,339
Noble Finance II LLC 8% 4/15/2030 (c)	960,000	976,749
Transocean Inc 8% 2/1/2027 (c)	1,228,000	1,227,994
Transocean Inc 8.25% 5/15/2029 (c)	775,000	778,038
Transocean Inc 8.5% 5/15/2031 (c)	7,275,000	7,324,798
Transocean Inc 8.75% 2/15/2030 (c)	4,003,500	4,175,514
Transocean Titan Financing Ltd 8.375% 2/1/2028 (c)	1,977,000	2,026,123
Valaris Ltd 8.375% 4/30/2030 (c)	975,000	1,001,279
		24,166,596
Oil, Gas & Consumable Fuels - 5.5%
Alpha Natural Resources Inc 9.75% (h)(j)	1,770,000	0
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (c)	1,205,000	1,178,086
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (c)	1,705,000	1,699,045
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 3/1/2027 (c)	2,655,000	2,654,640
California Resources Corp 8.25% 6/15/2029 (c)	1,085,000	1,115,471
Chesapeake Energy Corp 7% (h)(j)	840,000	0
Chesapeake Energy Corp 8% (h)(j)	300,000	0
Chesapeake Energy Corp 8% (h)(j)	480,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (c)	1,105,000	1,108,183
CITGO Petroleum Corp 7% 6/15/2025 (c)	3,035,000	3,037,140
CITGO Petroleum Corp 8.375% 1/15/2029 (c)	4,325,000	4,468,996
Civitas Resources Inc 8.625% 11/1/2030 (c)	1,985,000	2,104,025
CNX Midstream Partners LP 4.75% 4/15/2030 (c)	900,000	829,418
CNX Resources Corp 6% 1/15/2029 (c)	690,000	683,860
CNX Resources Corp 7.375% 1/15/2031 (c)	890,000	913,201
Comstock Resources Inc 5.875% 1/15/2030 (c)	4,426,000	4,188,802
Comstock Resources Inc 6.75% 3/1/2029 (c)	7,095,000	6,963,479
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (c)	4,245,000	4,093,176
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (c)	2,610,000	2,755,841
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (c)	665,000	675,776
CVR CHC LP 5.75% 2/15/2028 (c)	3,170,000	2,984,750
CVR CHC LP 8.5% 1/15/2029 (c)	6,890,000	6,744,779
DCP Midstream Operating LP 8.125% 8/16/2030	130,000	146,796
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)	2,645,000	2,655,837
DT Midstream Inc 4.125% 6/15/2029 (c)	1,215,000	1,148,680
DT Midstream Inc 4.375% 6/15/2031 (c)	1,215,000	1,123,828
Energy Transfer LP 5.625% 5/1/2027 (c)	12,200,000	12,203,295
Energy Transfer LP 6% 2/1/2029 (c)	8,530,000	8,654,888
EnLink Midstream LLC 5.375% 6/1/2029	650,000	653,167
EnLink Midstream LLC 6.5% 9/1/2030 (c)	2,725,000	2,866,966
Expand Energy Corp 4.875% (h)(j)	2,950,000	0
Expand Energy Corp 5.375% 3/15/2030	1,665,000	1,634,955
Expand Energy Corp 5.75% (h)(j)	1,890,000	0
Expand Energy Corp 5.875% 2/1/2029 (c)	2,735,000	2,723,352
Expand Energy Corp 6.75% 4/15/2029 (c)	1,150,000	1,162,502
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (c)	1,235,000	1,289,045
Hess Midstream Operations LP 4.25% 2/15/2030 (c)	1,345,000	1,258,100
Hess Midstream Operations LP 5.125% 6/15/2028 (c)	1,570,000	1,546,206
Hess Midstream Operations LP 5.5% 10/15/2030 (c)	890,000	878,746
Hess Midstream Operations LP 5.625% 2/15/2026 (c)	2,690,000	2,690,917
HF Sinclair Corp 5% 2/1/2028	1,060,000	1,054,786
HF Sinclair Corp 6.375% 4/15/2027	520,000	527,913
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (c)	310,000	307,873
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (c)	2,400,000	2,531,462
Kinetik Holdings LP 5.875% 6/15/2030 (c)	1,335,000	1,324,569
Mesquite Energy Inc 7.25% (c)(h)(j)	6,264,000	1
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)	1,085,000	1,081,404
Murphy Oil USA Inc 3.75% 2/15/2031 (c)	675,000	600,966
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)	990,000	1,006,908
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)	1,950,000	2,044,735
Occidental Petroleum Corp 7.2% 3/15/2029	545,000	579,042
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	3,845,000	3,789,433
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	2,930,000	2,930,668
Permian Resources Operating LLC 5.875% 7/1/2029 (c)	1,165,000	1,153,350
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)	2,460,000	2,555,765
SM Energy Co 6.625% 1/15/2027	850,000	849,371
SM Energy Co 6.75% 9/15/2026	845,000	845,305
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030	1,710,000	1,608,165
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	1,320,000	1,258,885
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	4,740,000	4,733,951
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (c)	985,000	1,014,041
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (c)	95,000	92,928
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)	950,000	945,575
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)	1,620,000	1,558,585
Talos Production Inc 9% 2/1/2029 (c)	880,000	915,154
Talos Production Inc 9.375% 2/1/2031 (c)	1,000,000	1,039,056
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031	1,405,000	1,361,467
Venture Global Calcasieu 3.875% 8/15/2029 (c)	1,035,000	957,405
Venture Global Calcasieu 4.125% 8/15/2031 (c)	1,035,000	935,696
Venture Global Calcasieu 6.25% 1/15/2030 (c)	3,835,000	3,905,246
		134,345,653
TOTAL ENERGY		158,512,249

Financials - 5.2%
Capital Markets - 0.6%
AssuredPartners Inc 5.625% 1/15/2029 (c)	1,140,000	1,153,400
AssuredPartners Inc 7.5% 2/15/2032 (c)	1,005,000	1,086,935
BroadStreet Partners Inc 5.875% 4/15/2029 (c)	2,115,000	2,070,645
Coinbase Global Inc 3.375% 10/1/2028 (c)	4,600,000	4,160,546
Coinbase Global Inc 3.625% 10/1/2031 (c)	2,715,000	2,348,560
Hightower Holding LLC 6.75% 4/15/2029 (c)	785,000	767,882
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (c)	1,240,000	1,170,913
MSCI Inc 3.25% 8/15/2033 (c)	1,245,000	1,052,429
MSCI Inc 4% 11/15/2029 (c)	900,000	852,065
		14,663,375
Consumer Finance - 1.6%
Ally Financial Inc 8% 11/1/2031	16,223,000	18,201,597
Ally Financial Inc 8% 11/1/2031	3,105,000	3,453,859
OneMain Finance Corp 4% 9/15/2030	720,000	645,111
OneMain Finance Corp 5.375% 11/15/2029	9,325,000	9,051,220
OneMain Finance Corp 6.625% 1/15/2028	1,185,000	1,204,361
OneMain Finance Corp 7.125% 3/15/2026	4,710,000	4,804,082
OneMain Finance Corp 7.875% 3/15/2030	985,000	1,036,191
		38,396,421
Financial Services - 0.9%
Block Inc 3.5% 6/1/2031	1,615,000	1,437,141
Compass Group Diversified Holdings LLC 5% 1/15/2032 (c)	870,000	802,762
Compass Group Diversified Holdings LLC 5.25% 4/15/2029 (c)	2,270,000	2,197,091
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)	1,355,000	1,383,190
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	3,415,000	2,951,035
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	5,030,000	4,875,283
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026	3,497,000	3,492,142
MGIC Investment Corp 5.25% 8/15/2028	1,040,000	1,031,457
NCR Atleos Corp 9.5% 4/1/2029 (c)	1,480,000	1,612,525
Saks Global Enterprises LLC 11% 12/15/2029 (c)	3,170,000	3,035,606
		22,818,232
Insurance - 2.1%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (c)	6,240,000	6,017,664
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (c)	1,055,000	1,090,773
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)	4,685,000	4,863,517
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (c)	1,470,000	1,422,253
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (c)	1,290,000	1,240,953
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (c)	7,995,000	7,959,742
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)	5,690,000	5,750,075
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (c)	1,680,000	1,709,458
AmWINS Group Inc 4.875% 6/30/2029 (c)	1,205,000	1,147,713
HUB International Ltd 5.625% 12/1/2029 (c)	5,635,000	5,525,940
HUB International Ltd 7.25% 6/15/2030 (c)	6,265,000	6,477,878
HUB International Ltd 7.375% 1/31/2032 (c)	2,495,000	2,565,515
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	3,590,000	3,676,408
USI Inc/NY 7.5% 1/15/2032 (c)	1,300,000	1,356,831
		50,804,720
TOTAL FINANCIALS		126,682,748

Health Care - 3.1%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (c)	860,000	796,022
Bausch + Lomb Corp 8.375% 10/1/2028 (c)	1,970,000	2,062,511
Hologic Inc 4.625% 2/1/2028 (c)	645,000	630,848
		3,489,381
Health Care Providers & Services - 2.2%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (c)	3,150,000	3,244,414
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)	2,860,000	2,333,836
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)	2,625,000	2,238,000
CHS/Community Health Systems Inc 6% 1/15/2029 (c)	1,085,000	989,008
CHS/Community Health Systems Inc 6.125% 4/1/2030 (c)	2,910,000	1,908,254
DaVita Inc 3.75% 2/15/2031 (c)	535,000	470,806
DaVita Inc 4.625% 6/1/2030 (c)	4,545,000	4,228,866
Encompass Health Corp 5.75% 9/15/2025	114,000	113,869
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)	1,620,000	1,629,232
HealthEquity Inc 4.5% 10/1/2029 (c)	895,000	844,605
Molina Healthcare Inc 3.875% 11/15/2030 (c)	1,360,000	1,232,714
Molina Healthcare Inc 3.875% 5/15/2032 (c)	1,730,000	1,521,307
Owens & Minor Inc 4.5% 3/31/2029 (c)	1,065,000	968,866
Tenet Healthcare Corp 4.25% 6/1/2029	8,360,000	7,898,616
Tenet Healthcare Corp 4.375% 1/15/2030	6,245,000	5,842,474
Tenet Healthcare Corp 6.125% 6/15/2030	4,600,000	4,627,292
Tenet Healthcare Corp 6.25% 2/1/2027	9,945,000	9,965,139
Tenet Healthcare Corp 6.75% 5/15/2031	990,000	1,013,135
		51,070,433
Health Care Technology - 0.0%
IQVIA Inc 5% 10/15/2026 (c)	1,125,000	1,120,319
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (c)	1,365,000	1,260,450
Charles River Laboratories International Inc 4% 3/15/2031 (c)	1,545,000	1,388,887
Charles River Laboratories International Inc 4.25% 5/1/2028 (c)	485,000	463,919
		3,113,256
Pharmaceuticals - 0.7%
Bausch Health Cos Inc 11% 9/30/2028 (c)	845,000	788,084
Bausch Health Cos Inc 4.875% 6/1/2028 (c)	2,920,000	2,365,593
Bausch Health Cos Inc 5.75% 8/15/2027 (c)	2,955,000	2,585,850
Bausch Health Cos Inc 6.125% 2/1/2027 (c)	5,185,000	4,740,179
Jazz Securities DAC 4.375% 1/15/2029 (c)	1,635,000	1,557,428
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)	3,525,000	3,343,391
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (c)	2,410,000	2,181,617
		17,562,142
TOTAL HEALTH CARE		76,355,531

Industrials - 7.0%
Aerospace & Defense - 2.4%
Moog Inc 4.25% 12/15/2027 (c)	480,000	461,194
TransDigm Inc 4.625% 1/15/2029	4,860,000	4,600,164
TransDigm Inc 4.875% 5/1/2029	15,000,000	14,238,784
TransDigm Inc 5.5% 11/15/2027	14,675,000	14,533,452
TransDigm Inc 6.375% 3/1/2029 (c)	4,505,000	4,550,145
TransDigm Inc 6.625% 3/1/2032 (c)	1,005,000	1,022,156
TransDigm Inc 6.75% 8/15/2028 (c)	8,160,000	8,292,600
TransDigm Inc 6.875% 12/15/2030 (c)	7,770,000	7,958,928
TransDigm Inc 7.125% 12/1/2031 (c)	1,950,000	2,013,611
Triumph Group Inc 9% 3/15/2028 (c)	1,147,000	1,202,156
		58,873,190
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (c)	2,390,000	2,478,408
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)	355,000	350,194
Advanced Drainage Systems Inc 6.375% 6/15/2030 (c)	890,000	898,273
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (c)	1,540,000	1,558,582
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (c)	590,000	561,633
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029	1,070,000	1,017,420
		4,386,102
Commercial Services & Supplies - 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (c)	846,000	806,602
Artera Services LLC 8.5% 2/15/2031 (c)	11,195,000	11,061,163
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	7,245,000	7,465,486
Clean Harbors Inc 6.375% 2/1/2031 (c)	790,000	801,376
CoreCivic Inc 8.25% 4/15/2029	5,765,000	6,096,482
GEO Group Inc/The 10.25% 4/15/2031	2,575,000	2,822,566
GEO Group Inc/The 8.625% 4/15/2029	3,605,000	3,809,706
GFL Environmental Inc 4% 8/1/2028 (c)	1,275,000	1,213,892
GFL Environmental Inc 4.75% 6/15/2029 (c)	1,625,000	1,565,346
GFL Environmental Inc 6.75% 1/15/2031 (c)	1,450,000	1,504,236
Madison IAQ LLC 4.125% 6/30/2028 (c)	1,535,000	1,466,935
Madison IAQ LLC 5.875% 6/30/2029 (c)	1,225,000	1,180,803
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	7,590,000	6,470,475
Reworld Holding Corp 4.875% 12/1/2029 (c)	4,810,000	4,479,381
Reworld Holding Corp 5% 9/1/2030	1,940,000	1,801,832
Williams Scotsman Inc 7.375% 10/1/2031 (c)	985,000	1,029,954
		53,576,235
Construction & Engineering - 0.4%
Arcosa Inc 4.375% 4/15/2029 (c)	1,075,000	1,015,445
Pike Corp 5.5% 9/1/2028 (c)	5,980,000	5,853,622
Pike Corp 8.625% 1/31/2031 (c)	2,445,000	2,607,206
		9,476,273
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (c)	1,530,000	1,416,064
Ground Transportation - 0.4%
Uber Technologies Inc 4.5% 8/15/2029 (c)	3,730,000	3,637,404
Uber Technologies Inc 6.25% 1/15/2028 (c)	1,225,000	1,234,855
Uber Technologies Inc 7.5% 9/15/2027 (c)	2,655,000	2,696,914
XPO Inc 6.25% 6/1/2028 (c)	960,000	972,692
XPO Inc 7.125% 2/1/2032 (c)	1,470,000	1,516,968
		10,058,833
Machinery - 0.2%
Allison Transmission Inc 5.875% 6/1/2029 (c)	1,265,000	1,268,285
Chart Industries Inc 7.5% 1/1/2030 (c)	2,500,000	2,611,830
		3,880,115
Passenger Airlines - 0.9%
Allegiant Travel Co 7.25% 8/15/2027 (c)	1,320,000	1,331,972
American Airlines Inc 7.25% 2/15/2028 (c)	3,155,000	3,228,474
American Airlines Inc 8.5% 5/15/2029 (c)	3,235,000	3,408,247
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (c)	4,820,000	4,808,216
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)	1,044,197	860,882
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (c)	470,000	385,758
United Airlines Inc 4.375% 4/15/2026 (c)	3,965,000	3,907,665
United Airlines Inc 4.625% 4/15/2029 (c)	3,180,000	3,052,864
		20,984,078
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (c)	1,135,000	1,044,119
Trading Companies & Distributors - 0.2%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)	1,465,000	1,528,505
Foundation Building Materials Inc 6% 3/1/2029 (c)	735,000	656,746
H&E Equipment Services Inc 3.875% 12/15/2028 (c)	2,415,000	2,410,632
		4,595,883
TOTAL INDUSTRIALS		170,769,300

Information Technology - 3.1%
Electronic Equipment, Instruments & Components - 0.2%
Coherent Corp 5% 12/15/2029 (c)	1,350,000	1,299,190
CPI CG Inc 10% 7/15/2029 (c)	1,070,000	1,155,489
Lightning Power LLC 7.25% 8/15/2032 (c)	2,145,000	2,215,485
TTM Technologies Inc 4% 3/1/2029 (c)	1,135,000	1,064,451
		5,734,615
IT Services - 1.0%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)	6,410,000	5,938,894
ASGN Inc 4.625% 5/15/2028 (c)	1,350,000	1,298,153
Camelot Finance SA 4.5% 11/1/2026 (c)	1,515,000	1,487,349
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)	6,860,000	6,340,623
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (c)	1,495,000	1,481,355
Twilio Inc 3.625% 3/15/2029	6,425,000	5,972,683
Twilio Inc 3.875% 3/15/2031	1,340,000	1,217,373
Unisys Corp 6.875% 11/1/2027 (c)	830,000	820,971
		24,557,401
Semiconductors & Semiconductor Equipment - 0.4%
ON Semiconductor Corp 3.875% 9/1/2028 (c)	5,500,000	5,186,779
Synaptics Inc 4% 6/15/2029 (c)	900,000	827,549
Wolfspeed Inc 7.9583% 6/23/2030 (c)(d)(h)(p)	4,229,851	4,071,232
		10,085,560
Software - 1.3%
Clarivate Science Holdings Corp 3.875% 7/1/2028 (c)	1,440,000	1,356,761
Clarivate Science Holdings Corp 4.875% 7/1/2029 (c)	1,360,000	1,274,837
Cloud Software Group Inc 6.5% 3/31/2029 (c)	16,555,000	16,273,375
Crowdstrike Holdings Inc 3% 2/15/2029	1,130,000	1,037,707
Elastic NV 4.125% 7/15/2029 (c)	3,785,000	3,539,723
Fair Isaac Corp 4% 6/15/2028 (c)	1,530,000	1,457,371
NCR Voyix Corp 5% 10/1/2028 (c)	750,000	722,811
NCR Voyix Corp 5.125% 4/15/2029 (c)	1,081,000	1,031,009
PTC Inc 3.625% 2/15/2025 (c)	925,000	923,294
PTC Inc 4% 2/15/2028 (c)	915,000	878,009
UKG Inc 6.875% 2/1/2031 (c)	1,505,000	1,536,546
		30,031,443
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman 8.25% 12/15/2029	3,160,000	3,389,345
Seagate HDD Cayman 8.5% 7/15/2031	2,045,000	2,189,232
		5,578,577
TOTAL INFORMATION TECHNOLOGY		75,987,596

Materials - 3.0%
Chemicals - 0.9%
Ingevity Corp 3.875% 11/1/2028 (c)	1,515,000	1,404,808
LSB Industries Inc 6.25% 10/15/2028 (c)	3,360,000	3,309,166
Olin Corp 5% 2/1/2030	1,555,000	1,466,156
Olympus Water US Holding Corp 4.25% 10/1/2028 (c)	3,370,000	3,194,579
Olympus Water US Holding Corp 7.125% 10/1/2027 (c)	1,070,000	1,085,366
Olympus Water US Holding Corp 9.75% 11/15/2028 (c)	4,875,000	5,161,251
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)	1,035,000	1,004,112
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (c)	1,985,000	1,969,377
Scotts Miracle-Gro Co/The 4% 4/1/2031	1,530,000	1,357,537
Tronox Inc 4.625% 3/15/2029 (c)	1,705,000	1,544,135
WR Grace Holdings LLC 7.375% 3/1/2031 (c)	950,000	980,079
		22,476,566
Construction Materials - 0.3%
Brundage-Bone Concrete Pumping Holdings Inc 6% 2/1/2026 (c)	835,000	835,000
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (c)	3,925,000	4,184,251
Summit Materials LLC / Summit Materials Finance Corp 5.25% 1/15/2029 (c)	1,445,000	1,461,974
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (c)	1,480,000	1,596,550
		8,077,775
Containers & Packaging - 1.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (c)	760,000	687,319
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)	1,515,000	1,322,274
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)	890,000	885,279
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (c)	1,060,000	1,070,327
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (c)	7,325,000	7,472,240
Crown Americas LLC / Crown Americas Capital Corp V 4.25% 9/30/2026	1,210,000	1,191,282
Crown Americas LLC / Crown Americas Capital Corp VI 4.75% 2/1/2026	4,780,000	4,767,485
Graham Packaging Co Inc 7.125% 8/15/2028 (c)	825,000	820,821
Graphic Packaging International LLC 3.75% 2/1/2030 (c)	1,125,000	1,027,983
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (c)	1,895,000	1,930,929
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (c)	950,000	958,612
Trident TPI Holdings Inc 12.75% 12/31/2028 (c)	950,000	1,049,486
		23,184,037
Metals & Mining - 0.8%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (c)	1,980,000	1,860,980
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)	835,000	866,123
Arsenal AIC Parent LLC 8% 10/1/2030 (c)	1,145,000	1,190,422
ATI Inc 4.875% 10/1/2029	845,000	808,265
ATI Inc 5.125% 10/1/2031	750,000	709,811
ATI Inc 7.25% 8/15/2030	975,000	1,010,185
Cleveland-Cliffs Inc 4.625% 3/1/2029 (c)	3,200,000	2,982,025
Cleveland-Cliffs Inc 4.875% 3/1/2031 (c)	1,480,000	1,340,490
Cleveland-Cliffs Inc 6.75% 4/15/2030 (c)	2,000,000	1,990,729
Commercial Metals Co 3.875% 2/15/2031	780,000	699,722
Compass Minerals International Inc 6.75% 12/1/2027 (c)	3,850,000	3,818,701
Kaiser Aluminum Corp 4.625% 3/1/2028 (c)	1,575,000	1,517,692
Roller Bearing Co of America Inc 4.375% 10/15/2029 (c)	610,000	573,781
		19,368,926
TOTAL MATERIALS		73,107,304

Real Estate - 1.9%
Diversified REITs - 0.6%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (c)	1,295,000	1,206,192
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)	1,120,000	983,661
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	1,265,000	1,352,515
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.75% 4/15/2028 (c)	4,258,000	4,044,183
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)	2,070,000	1,888,433
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (c)	1,445,000	1,364,866
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (c)	3,015,000	2,967,278
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	1,720,000	1,652,311
		15,459,439
Health Care REITs - 0.5%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	1,445,000	968,906
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	9,710,000	8,695,631
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)(f)	1,600,000	1,624,813
		11,289,350
Real Estate Management & Development - 0.2%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (c)	860,000	910,863
Taylor Morrison Communities Inc 5.125% 8/1/2030 (c)	1,416,000	1,368,827
Taylor Morrison Communities Inc 5.75% 1/15/2028 (c)	2,100,000	2,104,409
Taylor Morrison Communities Inc 5.875% 6/15/2027 (c)	1,490,000	1,502,769
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (c)	675,000	646,419
		6,533,287
Specialized REITs - 0.6%
Iron Mountain Inc 4.5% 2/15/2031 (c)	2,975,000	2,737,573
Iron Mountain Inc 4.875% 9/15/2029 (c)	3,800,000	3,642,856
SBA Communications Corp 3.125% 2/1/2029	1,695,000	1,542,114
SBA Communications Corp 3.875% 2/15/2027	6,375,000	6,168,416
		14,090,959
TOTAL REAL ESTATE		47,373,035

Utilities - 1.7%
Electric Utilities - 1.6%
Clearway Energy Operating LLC 3.75% 1/15/2032 (c)	850,000	740,165
Clearway Energy Operating LLC 3.75% 2/15/2031 (c)	1,705,000	1,509,706
Clearway Energy Operating LLC 4.75% 3/15/2028 (c)	970,000	938,445
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (c)	980,000	985,991
NRG Energy Inc 3.375% 2/15/2029 (c)	665,000	608,299
NRG Energy Inc 3.625% 2/15/2031 (c)	1,320,000	1,162,993
NRG Energy Inc 3.875% 2/15/2032 (c)	171,000	150,221
NRG Energy Inc 5.75% 1/15/2028	2,765,000	2,769,267
NRG Energy Inc 6% 2/1/2033 (c)	760,000	742,549
NRG Energy Inc 6.25% 11/1/2034 (c)	910,000	896,661
Pacific Gas and Electric Co 3.45% 7/1/2025	400,000	397,033
Pacific Gas and Electric Co 3.75% 7/1/2028	400,000	379,363
Pacific Gas and Electric Co 3.95% 12/1/2047	885,000	631,418
Pacific Gas and Electric Co 4% 12/1/2046	2,184,000	1,583,450
PG&E Corp 5% 7/1/2028	10,140,000	9,770,565
PG&E Corp 5.25% 7/1/2030	1,150,000	1,081,506
Vistra Operations Co LLC 4.375% 5/1/2029 (c)	3,105,000	2,946,728
Vistra Operations Co LLC 5% 7/31/2027 (c)	3,565,000	3,514,449
Vistra Operations Co LLC 5.5% 9/1/2026 (c)	1,822,000	1,821,247
Vistra Operations Co LLC 5.625% 2/15/2027 (c)	4,435,000	4,434,215
Vistra Operations Co LLC 7.75% 10/15/2031 (c)	1,965,000	2,074,380
		39,138,651
Gas Utilities - 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (c)	1,610,000	1,463,829
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy Corp 11.75% 10/1/2028 (c)	2,950,000	2,061,313
Sunnova Energy Corp 5.875% 9/1/2026 (c)	485,000	395,901
		2,457,214
TOTAL UTILITIES		43,059,694

TOTAL UNITED STATES		1,030,113,959
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)	5,740,000	5,883,500
First Quantum Minerals Ltd 9.375% 3/1/2029 (c)	2,390,000	2,529,672

TOTAL ZAMBIA		8,413,172
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,203,862,724)		1,188,985,866

Preferred Securities - 3.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.9%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Energy Transfer LP 6.5% (d)(m)	1,945,000	1,971,196
Energy Transfer LP 6.625% (d)(m)	8,261,000	8,374,908
Energy Transfer LP Series G, 7.125% (d)(m)	17,150,000	17,655,980
		28,002,084
Financials - 2.6%
Banks - 1.7%
Bank of America Corp 5.875% (d)(m)	14,280,000	14,640,272
Bank of America Corp 6.1% (d)(m)	2,590,000	2,646,443
JPMorgan Chase & Co 4% (d)(m)	3,555,000	3,591,387
JPMorgan Chase & Co 4.6% (d)(m)	4,465,000	4,567,720
Wells Fargo & Co 5.875% (d)(m)	7,645,000	7,681,057
Wells Fargo & Co 7.625% (d)(m)	5,740,000	6,164,253
		39,291,132
Capital Markets - 0.6%
Goldman Sachs Group Inc/The 5.3% (d)(m)	15,000,000	15,122,269
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(m)	945,000	868,005
Insurance - 0.3%
Alliant Holdings LP 10.5% (d)(h)(m)	8,290,000	8,211,245
Utilities - 0.2%
Electric Utilities - 0.2%
Edison International 5.375% (d)(m)	5,330,000	5,017,927
TOTAL UNITED STATES		96,512,662
TOTAL PREFERRED SECURITIES (Cost $95,217,712)		96,512,662

Money Market Funds - 14.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (n)	4.37	353,957,260	354,028,051
Fidelity Securities Lending Cash Central Fund (n)(o)	4.37	5,261,374	5,261,900
TOTAL MONEY MARKET FUNDS (Cost $359,289,857)			359,289,951

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $2,304,451,512)	2,439,865,888
NET OTHER ASSETS (LIABILITIES) - 0.5%	13,489,531
NET ASSETS - 100.0%	2,453,355,419

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $60,263,376 or 2.5% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $935,255,847 or 38.1% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Level 3 security
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)	Non-income producing
(l)	Security or a portion of the security is on loan at period end.
(m)	Security is perpetual in nature with no stated maturity date.
(n)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(o)	Investment made with cash collateral received from securities on loan.
(p)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,816,667 and $2,704,000, respectively.

(q)	Affiliated Fund

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arena Brands Holding Corp	6/18/97 - 7/13/98	1,538,320

EchoStar Corp	9/30/24	2,372,829

Fidelity Private Credit Company LLC	4/28/22 - 12/31/24	55,565,773

New Cotai LLC / New Cotai Capital Corp	9/11/20	7,223,533

Northeast Grocery Inc	11/08/21	135,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	260,674,449	135,321,712	41,968,110	3,378,003	-	-	354,028,051	353,957,260	0.6%
Fidelity Securities Lending Cash Central Fund	1,231,650	12,926,486	8,896,236	461	-	-	5,261,900	5,261,374	0.0%
Total	261,906,099	148,248,198	50,864,346	3,378,464	-	-	359,289,951	359,218,634

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	51,761,865	4,470,629	-	3,397,629	-	(1,516,186)	54,716,308	5,589,000
	51,761,865	4,470,629	-	3,397,629	-	(1,516,186)	54,716,308	5,589,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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